Loans Receivable (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Loans and Leases Receivable Disclosure [Abstract]
Summary of Portfolio Segments and Classes of Loans
The portfolio segments and classes of loans are as follows:

(In Thousands)	June 30, 2022	December 31, 2021
Agriculture loans	$7,710	$9,341
Commercial loans	88,452	98,604
Paycheck Protection Program (“PPP”) loans	2,527	23,774
Commercial real estate loans	435,588	338,749
Residential real estate loans	241,401	231,302
Consumer and other loans	8,689	7,087
Municipal loans	5,814	6,182

	790,181	715,039
Deferred costs (fees)	225	(223)
Allowance for loan losses	(3,890)	(3,152)

Total	$786,516	$711,664

The portfolio segments and classes of loans are as follows:

(In Thousands)	December 31, 2021	December 31, 2020
Agriculture loans	$9,341	$11,246
Commercial loans	98,604	21,534
Paycheck Protection Program (“PPP”) loans	23,774	—
Commercial real estate loans	338,749	27,261
Residential real estate loans	231,302	167,536
Consumer and other loans	7,087	2,514
Municipal loans	6,182	6,749

	715,039	236,840
Deferred fees	(223)	(256)
Allowance for loan losses	(3,152)	(2,789)

Total	$711,664	$233,795